Related Party Disclosures - Transactions with shareholders (Details) € in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2022 EUR (€)	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Oct. 31, 2022 shares	Dec. 31, 2021 USD ($)
Related Party Disclosures
General and administrative expense		€ 81,280		€ 93,887	€ 239,093
Cloud subscription
Related Party Disclosures
General and administrative expense		8,895		13,527
Amount settled		9,389
Remaining commitments on the contract		18,846		€ 26,894
Cloud subscription
Related Party Disclosures
Purchase obligation					€ 42,433		$ 50,000,000
Fee reduction amount		1,810	$ 2,000
Fee increase amount		€ 205	$ 227,000
General and administrative expense	€ 4,558
Cash settled for services	€ 4,500
Exchange of shares | shares		3,101,523
Class A shares
Related Party Disclosures
Number of shares issued during period | shares		89,838,455	89,838,455	91,524,935	45,000,000
Exchange of shares | shares						5,356,000
Class A shares | Cloud subscription
Related Party Disclosures
Number of shares issued during period | shares		9,672,897	9,672,897